Preferred Stock	12 Months Ended
Dec. 31, 2010
Preferred stock [Abstract]
Preferred stock
Note 23 — Preferred stock
At December 31, 2010 and 2009, JPMorgan Chase was authorized to issue 200 million shares of preferred stock, in one or more series, with a par value of $1 per share.
In the event of a liquidation or dissolution of the Firm, JPMorgan Chase’s preferred stock then outstanding takes precedence over the Firm’s common stock for the payment of dividends and the distribution of assets.
Generally, dividends on shares of each outstanding series of preferred stock are payable quarterly, except for the Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series I (“Series I”), which is payable semiannually as discussed below.
On April 23, 2008, the Firm issued 600,000 shares of Series I preferred stock, for total proceeds of $6.0 billion. Dividends on Series I shares are payable semiannually at a fixed annual dividend rate of 7.90% through April 2018, and then become payable quarterly at an annual dividend rate of three-month LIBOR plus 3.47%.
On July 15, 2008, each series of Bear Stearns preferred stock then issued and outstanding was exchanged into a series of JPMorgan Chase preferred stock with substantially identical terms (6.15% Cumulative Preferred Stock, Series E (“Series E”); 5.72% Cumulative Preferred Stock, Series F (“Series F”); and 5.49% Cumulative Preferred Stock, Series G (“Series G”)). As a result of the exchange, these series ranked equally with other series of the Firm’s preferred stock. On August 20, 2010, the Firm redeemed all of the outstanding shares of its Series E, Series F and Series G preferred stock at their stated redemption value.
On August 21, 2008, the Firm issued 180,000 shares of 8.625% Non-Cumulative Preferred Stock, Series J (“Series J”), for total proceeds of $1.8 billion.
On October 28, 2008, pursuant to the U.S. Treasury’s Capital Purchase Program, the Firm issued to the U.S. Treasury, for total proceeds of $25.0 billion, (i) 2.5 million shares of the Firm’s Fixed Rate Cumulative Perpetual Preferred Stock, Series K, par value $1 per share and liquidation preference $10,000 per share (the “Series K Preferred Stock”); and (ii) a warrant to purchase up to 88,401,697 shares of the Firm’s common stock at an exercise price of $42.42 per share (the “Warrant”), subject to certain antidilution and other adjustments. The Series K Preferred Stock was nonvoting, qualified as Tier 1 capital and ranked equally with other series of the Firm’s preferred stock in terms of dividend payments and upon liquidation of the Firm. On June 17, 2009, the Firm redeemed all outstanding shares of the Series K Preferred Stock and repaid the full $25.0 billion principal amount together with accrued but unpaid dividends. See Note 24 on page 268 for further discussion regarding the Warrant.
The following is a summary of JPMorgan Chase’s preferred stock outstanding as of December 31, 2010 and 2009.

	Share value						Contractual rate
	and redemption	Shares(b)		Carrying value (in millions)		Earliest	in effect at
December 31,	price per share(a)	2010	2009	2010	2009	redemption date	December 31, 2010

Cumulative Preferred Stock, Series E	$200	—	818,113	$—	$164	—	NA
Cumulative Preferred Stock, Series F	200	—	428,825	—	86	—	NA
Cumulative Preferred Stock, Series G	200	—	511,169	—	102	—	NA
Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series I	10,000	600,000	600,000	6,000	6,000	4/30/2018	7.90%
Non-Cumulative Perpetual Preferred Stock, Series J	10,000	180,000	180,000	1,800	1,800	9/1/2013	8.63

Total preferred stock		780,000	2,538,107	$7,800	$8,152

(a)	The redemption price includes the amount shown in the table plus any accrued but unpaid dividends.

(b)	Represented by depositary shares.

Dividend and stock repurchase restrictions
Prior to the redemption of the Series K Preferred Stock on June 17, 2009, the Firm was subject to certain restrictions regarding the declaration of dividends and share repurchases. As a result of the redemption of the Series K Preferred Stock, JPMorgan Chase is no longer subject to any of these restrictions.